CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	6 Months Ended
Jun. 30, 2024
Changes In Accounting Policies And Disclosures
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The accounting policies adopted in the preparation of the interim condensed consolidated financial information are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2023, except for the adoption of the following new and revised IFRS for the first time for the current period’s financial information.

Amendments to IFRS 16	Lease Liability in a Sale and Leaseback
Amendments to IAS 1	Classification of Liabilities as Current or Non-current (the “2020 Amendments”)
Amendments to IAS 1	Non-current Liabilities with Covenants (the “2022 Amendments”)
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

The nature and impact of the revised IFRSs that are applicable to the Group are described below:

(a)	Amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains. Since the Group has no sale and leaseback transactions with variable lease payments that do not depend on an index or a rate occurring from the date of initial application of IFRS 16, the amendments did not have any impact on the financial position or performance of the Group.

(b)	The 2020 Amendments clarify the requirements for classifying liabilities as current or non-current, including what is meant by a right to defer settlement and that a right to defer must exist at the end of the reporting period. Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement. The amendments also clarify that a liability can be settled in its own equity instruments, and that only if a conversion option in a convertible liability is itself accounted for as an equity instrument would the terms of a liability not impact its classification. The 2022 Amendments further clarify that, among covenants of a liability arising from a loan arrangement, only those with which an entity must comply on or before the reporting date affect the classification of that liability as current or non-current. Additional disclosures are required for non-current liabilities that are subject to the entity complying with future covenants within 12 months after the reporting period.

The Group has reassessed the terms and conditions of its liabilities as at 1 January 2023 and 2024 and concluded that the classification of its liabilities as current or non-current remained unchanged upon initial application of the amendments. Accordingly, the amendments did not have any impact on the financial position or performance of the Group.

(c)	Amendments to IAS 7 and IFRS 7 clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The disclosure of relevant information for supplier finance arrangements is not required for any interim reporting period during the first annual reporting period in which an entity applies the amendments. As the Group does not have supplier finance arrangements, the amendments did not have any impact on the interim condensed consolidated financial statements.